Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income	$ 489.9	[1]	$ 485.6	[1]	$ 627.0	[1]
Other comprehensive income (loss) before tax:
Change in cumulative translation adjustment	(17.4)		28.1		(41.8)
Net change in unrealized components of defined benefit plans	97.1		(40.6)		(56.9)
Other comprehensive income (loss), before tax	79.7		(12.5)		(98.7)
Benefit for taxes related to defined benefit plans	(38.3)		14.5		20.5
Other comprehensive income (loss), net of tax	41.4		2.0		(78.2)
Comprehensive income	531.3	[1]	487.6	[1]	548.8	[1]
Less: Comprehensive income attributable to non-controlling interest	4.5		2.7		4.1
Comprehensive income attributable to controlling interest	$ 526.8		$ 484.9		$ 544.7

[1]	See Note 13 for further details - includes tax effects where applicable.